Summary of Company's and Bank's Actual Capital Amounts and Ratios (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Entities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 45,772	$ 44,113
Total Capital, Actual Ratio	15.10%	14.90%
Total Capital, For Capital Adequacy Purposes Amount	24,321	23,748
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio
Tier I Capital, Actual Amount	42,868	41,396
Tier I Capital, Actual Ratio	14.10%	14.00%
Tier I Capital, For Capital Adequacy Purposes Amount	12,161	11,874
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio
Tier I Capital (to Average Assets), Actual Amount	42,868	41,396
Tier I Capital (to Average Assets), Actual Ratio	10.30%	9.60%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	16,688	17,342
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio
Citizens [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	41,219	40,584
Total Capital, Actual Ratio	13.60%	13.70%
Total Capital, For Capital Adequacy Purposes Amount	24,168	23,680
Total Capital, For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	30,210	29,601
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier I Capital, Actual Amount	38,315	37,867
Tier I Capital, Actual Ratio	12.70%	12.80%
Tier I Capital, For Capital Adequacy Purposes Amount	12,084	11,840
Tier I Capital, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	18,126	17,760
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier I Capital (to Average Assets), Actual Amount	38,315	37,867
Tier I Capital (to Average Assets), Actual Ratio	9.70%	8.50%
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Amount	15,808	17,889
Tier I Capital (to Average Assets), For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 19,760	$ 22,361
Tier I Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%